Summary of Significant Accounting Policies - Accounts Receivable and Allowance for Doubtful Accounts (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	¥ 85,824
Current period reversal, net	(1,055)	¥ 0
Current period write-offs	(55,319)
Ending balance	36,225
Cumulative effect of adoption of new accounting standard, adjustment | ASU No. 2016-13
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	6,775
Cumulative effect of adoption of new accounting standard, adjusted balance | ASU No. 2016-13
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	¥ 92,599